Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Undesignated Preferred Stock 40,000 shares authorized	Series A Preferred Stock 3,500,000 shares authorized	Series B Preferred Stock 100,000 shares authorized	Common Stock 500,000,000 shares authorized	Common Stock Reserved For Future Issuance	Additional Paid in Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2015		$ 33,815	$ 50	$ 581,627	$ 197,865	$ 69,697,929	$ (773,500)	$ (88,045,554)	$ (18,307,768)
Beginning Balance, Shares at Dec. 31, 2015		3,381,520	5,000	58,162,669
Shares Issued for Debt Conversions				$ 2,574,985		194,229			2,769,214
Shares Issued for Debt Conversions, Shares				257,498,400
Write-off of shares issuable for accrued interest					(197,865)				(197,865)
Net income								13,501,925	13,501,925
Ending Balance at Dec. 31, 2016		$ 33,815	$ 50	$ 3,156,612		69,892,158	(773,500)	(74,543,629)	(2,234,494)
Ending Balance, Shares at Dec. 31, 2016		3,381,520	5,000	315,661,069
Shares issued on convertible notes				$ 297,890					297,890
Shares issued on convertible notes, Shares				29,788,980
Net income								(700,483)	(700,483)
Ending Balance at Dec. 31, 2017		$ 33,815	$ 50	$ 3,454,502		$ 69,892,158	$ (773,500)	$ (75,244,112)	(2,637,087)
Ending Balance, Shares at Dec. 31, 2017		3,381,520	5,000	345,450,049
Shares Issued for Debt Conversions									$ 21,560
Shares Issued for Debt Conversions, Shares									98,000,000
Net income									$ (2,811,407)
Ending Balance at Sep. 30, 2018									$ (3,800,222)